Long Term Investments (Tables)	12 Months Ended
Dec. 31, 2024
Long Term Investments [Abstract]
Schedule of Equity Method Investments	Considering the total equity investments accounted for using equity method is over 10% of the Group’s total asset, the Group summarized the unaudited condensed financial information of the Group’s equity method investments as a group below in accordance with Rule 4-08 of Regulation S-X:
	As of December 31, 2024
	RMB	US$
Balance sheet data:
Current assets	23,889,145	3,323,291
Non-current assets	2,052,374	285,512
Total assets	25,941,519	3,608,803
Current liabilities	1,082,372	150,572
Non-current liabilities	-	-
Total liabilities	1,082,372	150,572
Total equity	24,859,148	3,458,231

	For the year ended December 31, 2024
	RMB	US$
Operating data:
Revenues	30,797,765	4,284,370
Gross profit	7,553,499	1,050,790
Operating income	5,742,755	798,892
Net income	5,902,338	821,092
Net income attributable to the Group	427,493	59,470